Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 32.7%		Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032		$6,365,000	$5,865,051
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (a)		2,800,000	2,802,823
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (a)		2,770,000	2,915,373
AT&T, Inc., 5.40%, 02/15/2034		8,305,000	8,634,591
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035		2,740,000	2,914,768
Barclays PLC
6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual		2,800,000	2,803,569
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual		2,725,000	2,890,582
Broadcom, Inc., 4.55%, 02/15/2032		5,755,000	5,797,921
CaixaBank SA, 5.58% to 07/03/2035 then SOFR + 1.79%, 07/03/2036 (a)		5,645,000	5,785,023
Centene Corp., 3.00%, 10/15/2030		3,255,000	2,910,498
Dominion Energy, Inc., 5.45%, 03/15/2035		2,620,000	2,686,705
Eastman Chemical Co., 5.75%, 03/08/2033		5,495,000	5,773,175
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)		5,865,000	5,816,307
Ford Motor Credit Co. LLC, 7.23% (SOFR + 2.95%), 03/06/2026		2,235,000	2,252,122
Gilead Sciences, Inc., 5.25%, 10/15/2033		5,560,000	5,833,051
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (a)		2,470,000	3,054,066
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (a)		2,585,000	3,107,231
Keysight Technologies, Inc., 4.95%, 10/15/2034		5,855,000	5,895,024
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/2026		8,025,000	7,942,229
5.00%, 03/16/2026		18,000,000	18,086,950
Kroger Co., 5.00%, 09/15/2034		5,765,000	5,817,017
LKQ Corp., 6.25%, 06/15/2033		5,445,000	5,813,736
Mercer International, Inc., 12.88%, 10/01/2028 (a)		2,830,000	2,578,997
MSCI, Inc., 3.88%, 02/15/2031 (a)		3,045,000	2,918,597
Oracle Corp., 6.15%, 11/09/2029		5,310,000	5,663,704
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034		5,145,000	5,830,874
Prologis LP, 5.00%, 03/15/2034		5,700,000	5,795,302
Regal Rexnord Corp., 6.30%, 02/15/2030		5,450,000	5,781,049
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030		6,575,000	5,800,961
Revvity, Inc., 2.25%, 09/15/2031		10,070,000	8,745,997
Societe Generale SA
5.99% (SOFR + 1.66%), 01/19/2028 (a)		5,660,000	5,717,333
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (a)		2,760,000	2,900,944
Sprint Capital Corp., 8.75%, 03/15/2032		7,045,000	8,584,996
US Bancorp, 5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034		5,425,000	5,782,610
VeriSign, Inc., 5.25%, 06/01/2032		5,595,000	5,750,029
Yara International ASA, 7.38%, 11/14/2032 (a)		2,580,000	2,926,096
TOTAL CORPORATE BONDS (Cost $187,110,122)			190,175,301

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 29.8%		Par	Value
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037		460,443	445,217
Pool QD5888, 3.50%, 02/01/2052		1,517,393	1,397,560
Pool QD7054, 3.00%, 02/01/2052		1,486,153	1,319,083
Pool QE0380, 2.50%, 04/01/2052		139,720	119,542
Pool RA6064, 2.50%, 09/01/2051		3,890,517	3,355,227
Pool RA6699, 3.50%, 02/01/2052		1,514,958	1,393,952
Pool RA7746, 3.50%, 08/01/2052		3,604,865	3,301,719
Pool RA7935, 5.00%, 09/01/2052		4,626,444	4,634,147
Pool RC2401, 2.00%, 01/01/2037		2,722,262	2,523,759
Pool RQ0049, 5.50%, 09/01/2055		577,692	582,850
Pool SB1179, 5.50%, 05/01/2039		2,429,522	2,494,088
Pool SD1641, 4.50%, 09/01/2052		2,814,239	2,762,489
Pool SD2875, 5.00%, 05/01/2053		2,785,477	2,803,636
Pool SD3234, 2.50%, 12/01/2051		6,633,363	5,632,718
Pool SD3477, 6.50%, 08/01/2053		2,362,750	2,481,259
Pool SD7556, 3.00%, 08/01/2052		1,745,488	1,552,121
Pool SL1512, 6.00%, 06/01/2055		2,762,660	2,827,568
Pool SL1677, 4.50%, 05/01/2053		2,223,681	2,167,639
Series 4107, Class LI, 3.00%, 08/15/2027 (b)		1,058,682	18,555
Series 4143, Class IA, 3.50%, 09/15/2042 (b)		681,734	40,821
Federal National Mortgage Association
4.00%, 10/15/2055 (c)		4,050,000	3,817,517
5.00%, 10/15/2055 (c)		4,000,000	3,967,566
5.50%, 10/15/2055 (c)		4,170,000	4,205,004
6.50%, 10/15/2055 (c)		1,950,000	2,015,403
7.00%, 10/15/2055 (c)		1,900,000	1,987,605
Pool BH7686, 4.50%, 12/01/2047		64,140	62,824
Pool BK5105, 5.50%, 05/01/2048		71,507	73,551
Pool BK8032, 5.50%, 06/01/2048		153,998	158,399
Pool BN4921, 5.50%, 01/01/2049		105,300	107,767
Pool BN4936, 5.50%, 12/01/2048		139,959	143,432
Pool BT7699, 4.00%, 09/01/2051		1,433,455	1,393,128
Pool BV4532, 3.50%, 03/01/2052		1,149,042	1,056,512
Pool CB2432, 3.00%, 12/01/2051		2,489,314	2,192,991
Pool CB2909, 3.50%, 02/01/2052		1,352,611	1,245,294
Pool DA0025, 6.00%, 09/01/2053		3,280,520	3,392,442
Pool DA4870, 6.50%, 01/01/2054		1,989,085	2,061,148
Pool FA2601, 2.00%, 08/01/2051		2,615,813	2,127,396
Pool FS0031, 2.50%, 10/01/2051		1,006,123	848,721
Pool FS0195, 2.50%, 01/01/2052		3,446,377	2,934,201
Pool FS0731, 2.00%, 02/01/2052		912,898	748,986
Pool FS1186, 3.50%, 01/01/2050		2,662,386	2,437,631
Pool FS1381, 3.00%, 03/01/2052		1,009,604	888,782
Pool FS1480, 2.50%, 11/01/2051		515,620	440,100
Pool FS4862, 2.50%, 10/01/2051		6,791,622	5,769,754
Pool FS5314, 2.00%, 05/01/2052		6,909,439	5,592,496
Pool FS5458, 5.50%, 08/01/2053		6,331,204	6,396,744
Pool FS6744, 2.50%, 10/01/2051		5,739,540	4,943,776
Pool FS7086, 5.50%, 09/01/2053		4,598,247	4,663,700
Pool FS8791, 6.00%, 08/01/2054		5,381,963	5,531,310
Pool FS9155, 5.50%, 09/01/2054		2,193,307	2,226,618
Pool FS9203, 6.00%, 09/01/2054		988,021	1,010,267
Pool FS9366, 2.50%, 04/01/2052		1,998,911	1,694,914
Pool MA2897, 3.00%, 02/01/2037		333,184	316,774
Pool MA4565, 3.50%, 03/01/2052		1,970,763	1,808,388
Pool MA5496, 5.00%, 10/01/2054		564,901	560,824
Pool MB0291, 5.00%, 12/01/2054		2,877,660	2,856,888
Series 2012-65, Class HJ, 5.00%, 07/25/2040		132,519	135,142
Series 2021-95, Class WI, 1.91%, 02/25/2035 (b)(d)		3,054,769	200,401
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039		174,427	178,986
Pool 781950, 4.50%, 07/15/2035		364,727	363,492
Pool 783467, 4.00%, 10/15/2041		2,243,350	2,169,524
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047		2,640,808	2,503,268
Pool MA2754, 3.50%, 04/20/2045		852,161	796,275
Pool MA6994, 2.00%, 11/20/2050		3,020,808	2,500,501
Pool MA7106, 2.00%, 01/20/2036		458,508	426,851
Pool MA7164, 2.00%, 02/20/2036		438,017	407,787
Pool MA7192, 2.00%, 02/20/2051		10,041,432	8,321,189
Pool MA7254, 2.00%, 03/20/2051		3,112,364	2,579,174
Pool MA7419, 3.00%, 06/20/2051		5,540,209	4,954,035
Pool MA7471, 2.00%, 07/20/2051		6,343,397	5,248,718
Pool MA7650, 3.00%, 10/20/2051		5,411,355	4,838,785
Pool MA7774, 6.00%, 11/20/2051		220,795	229,310
Pool MA8268, 4.50%, 09/20/2052		3,902,227	3,814,758
Pool MA8642, 2.50%, 02/20/2053		5,336,435	4,644,330
Government National Mortgage Association
Series 2017-167, Class SE, 1.95% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (b)(e)		1,594,475	208,167
Series 2021-125, Class UL, 1.50%, 07/20/2051		920,141	658,136
Series 2021-158, Class JD, 1.50%, 09/20/2051		1,343,418	859,743
Series 2021-160, Class DK, 2.00%, 09/20/2051		2,104,659	1,356,834
Series 2021-177, Class KD, 2.00%, 10/20/2051		1,383,690	935,963
Series 2022-9, Class CD, 2.00%, 01/20/2052		2,468,351	1,721,660
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $176,689,413)			173,585,832

U.S. TREASURY SECURITIES - 24.9%		Par	Value
United States Treasury Bond
3.88%, 02/15/2043		2,650,000	2,405,910
4.13%, 08/15/2053		6,000,000	5,425,078
4.75%, 05/15/2055		22,000,000	22,075,625
United States Treasury Note
4.88%, 04/30/2026		22,670,000	22,804,132
3.25%, 06/30/2027		2,800,000	2,782,063
3.75%, 08/15/2027		15,000,000	15,033,105
3.88%, 03/15/2028		1,000,000	1,006,445
3.50%, 04/30/2028		2,980,000	2,971,793
2.88%, 05/15/2028		13,560,000	13,308,398
3.13%, 11/15/2028		18,000,000	17,728,594
4.25%, 06/30/2029		2,200,000	2,244,129
3.88%, 07/31/2030		4,000,000	4,024,688
0.88%, 11/15/2030		5,565,000	4,826,116
4.50%, 11/15/2033		4,200,000	4,343,309
United States Treasury STRIP, 4.39%, 05/15/2043 (f)		56,520,000	23,974,034
TOTAL U.S. TREASURY SECURITIES (Cost $146,779,913)			144,953,419

ASSET-BACKED SECURITIES - 5.3%		Par	Value
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031		3,020,000	3,065,049
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027		340,146	341,265
CNH Equipment Trust, Series 2021-C, Class B, 1.41%, 04/16/2029		2,650,000	2,625,499
FHF Trust
Series 2024-1A, Class A2, 5.69%, 02/15/2030 (a)		1,221,352	1,232,316
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (a)		1,184,801	1,196,240
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)		1,727,724	1,726,090
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030		3,475,000	3,547,749
Series 2024-D, Class B, 4.88%, 09/15/2030		1,000,000	1,015,659
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030		2,490,000	2,537,486
Series 2025-C, Class B, 4.13%, 01/15/2032		1,740,000	1,737,718
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029 (a)		1,615,000	1,632,719
Series 2025-2A, Class A4, 4.57%, 11/15/2030 (a)		1,745,000	1,773,052
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029		2,545,000	2,574,361
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)		5,859,000	6,048,584
TOTAL ASSET-BACKED SECURITIES (Cost $30,740,396)			31,053,787

FOREIGN GOVERNMENT AGENCY ISSUES - 5.1%		Par	Value
European Investment Bank
0.75%, 10/26/2026		5,785,000	5,600,238
1.38%, 03/15/2027		24,655,000	23,842,873
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $29,696,616)			29,443,111

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%		Par	Value
BX Trust
Series 2024-VLT4, Class A, 5.64% (1 mo. Term SOFR + 1.49%), 06/15/2041 (a)		2,725,000	2,730,088
Series 2025-VLT6, Class A, 5.59% (1 mo. Term SOFR + 1.44%), 03/15/2042 (a)		2,780,000	2,783,145
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,494,997)			5,513,233

MUNICIPAL BONDS - 0.9%		Par	Value
California Health Facilities Financing Authority, 3.03%, 06/01/2034		2,650,000	2,361,520
City & County of Honolulu HI, 3.00%, 09/01/2027		100,000	98,658
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029		430,000	423,564
Colorado Health Facilities Authority, 3.36%, 12/01/2030		1,325,000	1,238,679
New York City Housing Development Corp., 2.71%, 08/01/2031		1,000,000	914,867
University of California, 2.99%, 05/15/2026		355,000	353,196
TOTAL MUNICIPAL BONDS (Cost $5,868,997)			5,390,484

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%		Par	Value
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027		300,000	295,307
Series Q007, Class APT1, 6.39%, 10/25/2047 (d)		90,526	90,549
Series Q010, Class APT1, 7.68%, 04/25/2046 (d)		39,783	39,761
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041		231,091	249,155
Pool BS6456, 3.58%, 09/01/2032		3,000,000	2,872,086
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (b)(d)		211,800	4,434
Series 2014-45, Class BI, 0.48%, 07/16/2054 (b)(d)		336,758	2,967
Series 2015-172, Class IO, 0.59%, 03/16/2057 (b)(d)		190,539	3,836
Series 2016-40, Class IO, 0.56%, 07/16/2057 (b)(d)		366,196	7,457
Series 2016-56, Class IO, 0.96%, 11/16/2057 (b)(d)		241,754	10,444
Series 2016-98, Class IO, 0.84%, 05/16/2058 (b)(d)		376,744	16,076
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,667,124)			3,592,072

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%		Shares	Value
First American Government Obligations Fund - Class Z, 4.01%(g)		10,519,712	10,519,712
TOTAL MONEY MARKET FUNDS (Cost $10,519,712)			10,519,712

U.S. TREASURY BILLS - 0.2%		Par	Value
4.28%, 10/02/2025 (i)		800,000	799,911
TOTAL U.S. TREASURY BILLS (Cost $799,906)			799,911

TOTAL INVESTMENTS - 102.2% (Cost $597,367,196)			595,026,862
Liabilities in Excess of Other Assets - (2.2)%			(12,726,778)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$582,300,084
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Interest only security.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Zero-coupon bond. The rate shown is the effective yield as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(i)	This security is pledged as collateral in connection with open futures contracts. The rate shown is the annualized effective yield as of September 30, 2025.

Brown Advisory Sustainable Bond Fund
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	139	12/31/2025	$28,971,905	$28,967,383	$(4,522)
U.S. Treasury 5 Year Note	630	12/31/2025	68,847,085	68,793,047	(54,038)
U.S. Treasury Long Bonds	8	12/19/2025	932,517	932,750	233
U.S. Treasury Ultra Bonds	16	12/19/2025	1,887,317	1,921,000	33,683
			$100,638,824	$100,614,180	$(24,644)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(28)	12/19/2025	$(3,194,125)	$(3,222,187)	$(28,062)
U.S. Treasury 10 Year Notes	(104)	12/19/2025	(11,673,280)	(11,700,000)	(26,720)
			$(14,867,405)	$(14,922,187)	$(54,782)
Total Unrealized Appreciation (Depreciation)					$(79,426)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Sustainable Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Corporate Bonds	$–	$190,175,301	$–	$190,175,301
Agency Residential Mortgage-Backed Securities	–	173,585,832	–	173,585,832
U.S. Treasury Securities	–	144,953,419	–	144,953,419
Asset-Backed Securities	–	31,053,787	–	31,053,787
Foreign Government Agency Issues	–	29,443,111	–	29,443,111
Non-Agency Commercial Mortgage-Backed Securities	–	5,513,233	–	5,513,233
Municipal Bonds	–	5,390,484	–	5,390,484
Agency Commercial Mortgage-Backed Securities	–	3,592,072	–	3,592,072
Money Market Funds	10,519,712	–	–	10,519,712
U.S. Treasury Bills	–	799,911	–	799,911
Total Investments	$10,519,712	$584,507,150	$–	$595,026,862

Refer to the Schedule of Investments for further disaggregation of investment categories.